EMPLOYEE BENEFIT PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
Employer's contribution (as a percent)	20.00%
Defined contributions schemes expense	$ 4,740,434	$ 5,880,203	$ 3,825,278
Percentage of applicable salaries contributed by the employer for medical insurance benefits	10.00%
Percentage of applicable salaries contributed by the employer for housing funds	8.00%
Percentage of applicable salaries contributed by the employer for unemployment benefits	2.00%
Percentage of applicable salaries contributed by the employer for other statutory benefits	2.00%
Amount of contribution by the employer for medical insurance benefits, housing funds, unemployment and other statutory benefits	$ 5,461,137	$ 6,012,889	$ 4,067,355